ACQUISITIONS OF CONSOLIDATED ENTITIES - Business Combinations by Name (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Goodwill	$ 20,227	$ 14,714	$ 14,550
Private Equity
Disclosure of detailed information about business combination [line items]
Goodwill	8,585	5,244
Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill	8,979	6,634
Renewable Power
Disclosure of detailed information about business combination [line items]
Goodwill	966	970
Deferred income tax assets	0
Real Estate
Disclosure of detailed information about business combination [line items]
Goodwill	1,248	1,404
Deferred income tax assets	0
Modulaire [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	100
Accounts receivable and other	418
Inventory	104
Equity accounted investments	0
Property, plant and equipment	1,963
Intangible assets	1,941
Goodwill	1,667
Deferred income tax assets	0
Total assets	6,193
Less:
Accounts payable and other	(817)
Non-recourse borrowings	(27)
Deferred income tax liabilities	(590)
Non-controlling interests	0
Total liabilities	(1,434)
Net assets acquired	4,759
Consideration	4,759
Dexko [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	106
Accounts receivable and other	278
Inventory	436
Equity accounted investments	19
Property, plant and equipment	462
Intangible assets	2,212
Goodwill	1,408
Deferred income tax assets	6
Total assets	4,927
Less:
Accounts payable and other	(637)
Non-recourse borrowings	(2)
Deferred income tax liabilities	(504)
Non-controlling interests	(10)
Total liabilities	(1,153)
Net assets acquired	3,774
Consideration	3,774
Aldo [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	59
Accounts receivable and other	31
Inventory	48
Equity accounted investments	0
Property, plant and equipment	5
Intangible assets	295
Goodwill	421
Deferred income tax assets	0
Total assets	859
Less:
Accounts payable and other	(136)
Non-recourse borrowings	0
Deferred income tax liabilities	(100)
Non-controlling interests	0
Total liabilities	(236)
Net assets acquired	623
Consideration	623
IPL [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	121
Accounts receivable and other	420
Inventory	20
Equity accounted investments	0
Property, plant and equipment	9,865
Intangible assets	2,569
Goodwill	2,096
Deferred income tax assets	0
Total assets	15,091
Less:
Accounts payable and other	(3,012)
Non-recourse borrowings	(6,185)
Deferred income tax liabilities	(1,229)
Non-controlling interests	0
Total liabilities	(10,426)
Net assets acquired	4,665
Consideration	4,665
Arlington | Real Estate
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	6
Accounts receivable and other	1
Inventory	0
Equity accounted investments	0
Investment properties	988
Property, plant and equipment	0
Intangible assets	2
Goodwill	36
Total assets	1,033
Less:
Accounts payable and other	(7)
Non-recourse borrowings	0
Deferred income tax liabilities	(36)
Non-controlling interests	0
Total liabilities	(43)
Net assets acquired	990
Consideration	990
U.S. Wind [Member] | Renewable Power
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	1
Accounts receivable and other	71
Inventory	6
Equity accounted investments	0
Property, plant and equipment	1,643
Intangible assets	0
Goodwill	0
Total assets	1,721
Less:
Accounts payable and other	(142)
Non-recourse borrowings	(835)
Deferred income tax liabilities	0
Non-controlling interests	0
Total liabilities	(977)
Net assets acquired	744
Consideration	744
US Distributed Generation Portfolio | Renewable Power
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	1
Accounts receivable and other	28
Inventory	0
Equity accounted investments	0
Property, plant and equipment	723
Intangible assets	0
Goodwill	117
Total assets	869
Less:
Accounts payable and other	(45)
Non-recourse borrowings	(140)
Deferred income tax liabilities	0
Non-controlling interests	0
Total liabilities	(185)
Net assets acquired	684
Consideration	$ 684
IndoStar | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		78
Accounts receivable and other		1,391
Property, plant and equipment		9
Intangible assets		20
Goodwill		21
Deferred income tax assets		28
Total assets		1,547
Less:
Accounts payable and other		(30)
Non-recourse borrowings		(1,003)
Deferred income tax liabilities		0
Non-controlling interests		(219)
Total liabilities		(1,252)
Net assets acquired		295
Consideration		295
Summit DigiTel | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		0
Accounts receivable and other		408
Property, plant and equipment		7,334
Intangible assets		532
Goodwill		27
Deferred income tax assets		0
Total assets		8,301
Less:
Accounts payable and other		(2,518)
Non-recourse borrowings		(2,356)
Deferred income tax liabilities		(22)
Non-controlling interests		0
Total liabilities		(4,896)
Net assets acquired		3,405
Consideration		$ 3,405